Summary of Significant Accounting Policies - Restructuring and Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Severance costs	$ 4,527	$ 238	$ 469
Write-off of prepaid subscriptions	5,668	0	0
Restructuring Charges	$ 10,195	$ 238	$ 469